UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

     /s/ Enrique Rendon              Indianapolis, IN             May 3, 2012
     ------------------              ----------------             -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          140
                                         -----------

Form 13F Information Table Value Total:  $   211,113
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ ----
3M Co.                            COM       88579Y101        4,401       49,332  SH         Sole                  49,332
AT&T Inc.                         COM       00206R102        4,983      159,569  SH         Sole                 159,569
Abbott Laboratories               COM       002824100           31          500  SH         Sole                     500
Aflac Inc.                        COM       001055102        3,415       74,254  SH         Sole                  74,254
Alcoa Inc.                        COM       013817101            4          400  SH         Sole                     400
Allstate Corp.                    COM       020002101           10          306  SH         Sole                     306
American Express Co.              COM       025816109           23          400  SH         Sole                     400
American Tower Corp.              COM       03027x100        2,705       42,930  SH         Sole                  42,930
Amgen Inc.                        COM       031162100        4,002       58,882  SH         Sole                  58,882
Amylin Pharmaceuticals, Inc.      COM       032346108           71        2,845  SH         Sole                   2,845
Anglo American PLC (ADR)          COM       03485P201           41        2,184  SH         Sole                   2,184
Anglogold Ashanti Ltd. (ADR)      COM       035128206           15          400  SH         Sole                     400
Apple Inc.                        COM       037833100           24           40  SH         Sole                      40
Atmel Corp.                       COM       049513104            6          600  SH         Sole                     600
Automatic Data Processing Inc.    COM       053015103           22          400  SH         Sole                     400
Bank of America                   COM       060505104           11        1,192  SH         Sole                   1,192
Bank of New York Mellon Corp.     COM       064058100            6          241  SH         Sole                     241
Baxter International Inc.         COM       071813109        2,271       37,994  SH         Sole                  37,994
Berkshire Hathaway Inc. Class     COM       084670702           60          742  SH         Sole                     742
Boeing Co.                        COM       097023105          652        8,766  SH         Sole                   8,766
Bristol-Myers Squibb Co.          COM       110122108        4,264      126,329  SH         Sole                 126,329
CBS Corp                          COM       124857202           38        1,129  SH         Sole                   1,129
CTI Group Holdings, Inc           COM       126431105            2       15,000  SH         Sole                  15,000
CVS Caremark Corp.                COM       126650100        6,095      136,060  SH         Sole                 136,060
Canadian Natural Resources Ltd    COM       136385101          252        7,600  SH         Sole                   7,600
Caterpillar Inc.                  COM       149123101          153        1,440  SH         Sole                   1,440
Cenovus Energy Inc.               COM       15135U109        1,717       47,780  SH         Sole                  47,780
Chevron Corp.                     COM       166764100          115        1,075  SH         Sole                   1,075
Cisco Systems Inc.                COM       17275R102        4,174      197,361  SH         Sole                 197,361
Coach Inc.                        COM       189754104        8,161      105,600  SH         Sole                 105,600
Colgate-Palmolive Co.             COM       194162103        6,583       67,327  SH         Sole                  67,327
Comcast Corp.                     COM       20030n101          253        8,423  SH         Sole                   8,423
ConocoPhillips                    COM       20825C104        2,722       35,810  SH         Sole                  35,810
Corn Products Intl, Inc.          COM       219023108            6          100  SH         Sole                     100
Covidien PLC                      COM       G2554F105          339        6,193  SH         Sole                   6,193
Crane Co.                         COM       224399105           58        1,200  SH         Sole                   1,200
Cubic Corp.                       COM       229669106          244        5,160  SH         Sole                   5,160
Cummins Inc.                      COM       231021106          336        2,800  SH         Sole                   2,800
Danaher Corp.                     COM       235851102           16          280  SH         Sole                     280
Devon Energy Corp.                COM       25179M103            5           75  SH         Sole                      75
Dover Corp.                       COM       260003108            7          110  SH         Sole                     110
Duke Energy Corp.                 COM       26441C105            8          363  SH         Sole                     363
EMC Corp.                         COM       268648102        7,223      241,741  SH         Sole                 241,741
Edison International              COM       281020107           38          900  SH         Sole                     900
Electronic Arts                   COM       285512109            2          122  SH         Sole                     122
Eli Lilly & Co.                   COM       532457108          309        7,673  SH         Sole                   7,673
EnCana Corp.                      COM       292505104        1,267       64,502  SH         Sole                  64,502
Exelis Inc.                       COM       30162A108           27        2,164  SH         Sole                   2,164
Express Scripts Inc.              COM       302182100           14          250  SH         Sole                     250
Exxon Mobil Corp.                 COM       30231G102        3,645       42,027  SH         Sole                  42,027
Fifth Third Bancorp               COM       316773100           65        4,642  SH         Sole                   4,642
Firstenergy Corp.                 COM       337932107           90        1,970  SH         Sole                   1,970
Fiserv Inc.                       COM       337738108           12          170  SH         Sole                     170
Freeport-McMoran Copper & Gold    COM       35671D857            4          110  SH         Sole                     110
General Dynamics Corp.            COM       369550108           37          500  SH         Sole                     500
General Electric Co.              COM       369604103        5,019      250,066  SH         Sole                 250,066
General Mills Inc.                COM       370334104          118        3,000  SH         Sole                   3,000
Goldman Sachs Group Inc.          COM       38141G104        2,258       18,152  SH         Sole                  18,152
Groupe Bruxelles Lambert          COM       012729626           70          900  SH         Sole                     900
Halliburton Co.                   COM       406216101           10          290  SH         Sole                     290
Hanesbrands Inc.                  COM       410345102          153        5,185  SH         Sole                   5,185
Hanover Insurance Group Inc.      COM       410867105           13          304  SH         Sole                     304
Harley-Davidson Inc.              COM       412822108            3           60  SH         Sole                      60
Health Net Inc.                   COM       42222G108           10          260  SH         Sole                     260
Home Depot Inc.                   COM       437076102        6,949      138,120  SH         Sole                 138,120
Honeywell International Inc.      COM       438516106        5,819       95,321  SH         Sole                  95,321
IDEX Corp.                        COM       45167R104           76        1,800  SH         Sole                   1,800
ITT Corp.                         COM       450911102           25        1,082  SH         Sole                   1,082
Illinois Tool Works Inc.          COM       452308109           11          200  SH         Sole                     200
Intel Corp.                       COM       458140100        4,863      172,973  SH         Sole                 172,973
International Business Machine    COM       459200101        8,353       40,033  SH         Sole                  40,033
Johnson & Johnson                 COM       478160104        4,042       61,282  SH         Sole                  61,282
Kellogg Co.                       COM       487836108          118        2,200  SH         Sole                   2,200
Kimberly-Clark Corp.              COM       494368103        5,259       71,168  SH         Sole                  71,168
Kohl's Corp.                      COM       500255104        3,720       74,360  SH         Sole                  74,360
Korea Electric Power Corp. (AD    COM       500631106           26        2,700  SH         Sole                   2,700
Legg Mason Inc.                   COM       524901105            2           60  SH         Sole                      60
Lincoln National Corp.            COM       534187109            2           70  SH         Sole                      70
Linear Technology Corp.           COM       535678106           10          300  SH         Sole                     300
Lowe's Companies Inc.             COM       548661107            3          110  SH         Sole                     110
Macy's                            COM       55616P104            4          100  SH         Sole                     100
Manpower Inc.                     COM       56418H100            5          105  SH         Sole                     105
Marathon Oil Corp.                COM       565849106           44        1,400  SH         Sole                   1,400
Marathon Petroleum Corp.          COM       56585A102           30          700  SH         Sole                     700
Martin Marietta Materials Inc.    COM       573284106           60          700  SH         Sole                     700
McCormick & Co. Inc.              COM       579780206          109        2,000  SH         Sole                   2,000
MeadWestvaco Corp.                COM       583334107          319       10,104  SH         Sole                  10,104
Medco Health Solutions Inc.       COM       58405U102           82        1,170  SH         Sole                   1,170
Medtronic Inc.                    COM       585055106        3,338       85,183  SH         Sole                  85,183
Merck & Co. Inc.                  COM       58933Y105          129        3,349  SH         Sole                   3,349
MetLife Inc.                      COM       59156R108        2,503       67,022  SH         Sole                  67,022
Micron Technology Inc.            COM       595112103            4          500  SH         Sole                     500
Microsoft Corp.                   COM       594918104        5,971      185,123  SH         Sole                 185,123
NV Energy Inc.                    COM       67073Y106           48        3,000  SH         Sole                   3,000
National Oilwell Varco Inc.       COM       637071101           10          120  SH         Sole                     120
News Corp.                        COM       65248E104          153        7,782  SH         Sole                   7,782
Nike Inc.                         COM       654106103          174        1,600  SH         Sole                   1,600
Norfolk Southern Corp.            COM       655844108            5           81  SH         Sole                      81
ONEOK Inc.                        COM       682680103           16          200  SH         Sole                     200
Oracle Corp.                      COM       68389X105        4,439      152,237  SH         Sole                 152,237
Pepsico Inc.                      COM       713448108        5,701       85,927  SH         Sole                  85,927
Pfizer Inc.                       COM       717081103           18          788  SH         Sole                     788
Pioneer Natural Resources Co.     COM       723787107        2,265       20,300  SH         Sole                  20,300
Plum Creek Timber Co. Inc.        COM       729251108           42        1,000  SH         Sole                   1,000
Praxair Inc.                      COM       74005P104        5,004       43,651  SH         Sole                  43,651
Procter & Gamble Co.              COM       742718109           13          200  SH         Sole                     200
QEP Resources Inc.                COM       74733V100        1,705       55,917  SH         Sole                  55,917
Questar Corp.                     COM       748356102        1,744       90,567  SH         Sole                  90,567
Rayonier Inc.                     COM       754907103          117        2,654  SH         Sole                   2,654
Roche Holdings Ltd. (ADR)         COM       771195104        2,750       63,281  SH         Sole                  63,281
Ryder Systems Inc.                COM       783549108           38          729  SH         Sole                     729
SPDR S&P 500 (ETF)                COM       78462F103          880        6,252  SH         Sole                   6,252
Schlumberger Ltd.                 COM       806857108           84        1,200  SH         Sole                   1,200
Sherwin-Williams Co.              COM       824348106           71          650  SH         Sole                     650
St. Jude Medical Inc.             COM       790849103           52        1,165  SH         Sole                   1,165
TMX Group Inc.                    COM       87261x108           73        1,625  SH         Sole                   1,625
Teva Pharmaceutical Industries    COM       881624209        2,675       59,370  SH         Sole                  59,370
Thermo Fisher Scientific Inc.     COM       883556102            6          115  SH         Sole                     115
Transocean Ltd.                   COM       H8817H100          155        2,842  SH         Sole                   2,842
Tyco International Ltd.           COM       h89128104          291        5,174  SH         Sole                   5,174
U.S. Bancorp                      COM       902973304        4,203      132,670  SH         Sole                 132,670
Union Pacific Corp.               COM       907818108        4,431       41,230  SH         Sole                  41,230
United Technologies Corp.         COM       913017109        5,917       71,344  SH         Sole                  71,344
VF Corp.                          COM       918204108        5,098       34,920  SH         Sole                  34,920
Valero Energy Corp.               COM       91913Y100            3          110  SH         Sole                     110
Varian Medical Systems Inc.       COM       92220P105           69        1,000  SH         Sole                   1,000
Vectren Corp.                     COM       92240G101           62        2,133  SH         Sole                   2,133
Wal-Mart Stores Inc.              COM       931142103           11          185  SH         Sole                     185
Walt Disney Co.                   COM       254687106        6,635      151,554  SH         Sole                 151,554
Waste Management Inc.             COM       94106L109            4          120  SH         Sole                     120
WellPoint Inc.                    COM       94973V107           59          800  SH         Sole                     800
Wells Fargo & Co.                 COM       949746101        1,734       50,781  SH         Sole                  50,781
Xylem Inc.                        COM       98419M100           60        2,164  SH         Sole                   2,164
Zimmer Holdings Inc.              COM       98956P102            5           75  SH         Sole                      75
SPDR Gold Trust                   ETF       78463v107       11,461       70,692  SH         Sole                  70,692
iShares MSCI EAFE Index           ETF       464287465        8,692      158,353  SH         Sole                 158,353
iShares MSCI Emerging Markets     ETF       464287234        1,147       26,713  SH         Sole                  26,713
iShares Russell 1000 Growth In    ETF       464287614           13          200  SH         Sole                     200
iShares Russell 1000 Value Ind    ETF       464287598           11          150  SH         Sole                     150
iShares Russell 2000 Index Fun    ETF       464287655        2,405       29,047  SH         Sole                  29,047